Property Equipment	12 Months Ended
Aug. 31, 2021
Property Equipment
9. Property & Equipment

9. Property & Equipment

Year Ended August 31, 2021	Cost	Amortization	Disposals	Accumulated Amortization	Net Balance
	$	$	$	$	$
Leasehold improvements	259,981	(54,038)	-	(140,648)	119,333
Computers	63,964	(19,681)	-	(51,550)	12,414
Furniture fixtures equipment	34,220	(6,417)	(3,094)	(16,420)	14,706
Lab equipment	291,235	(35,008)	-	(69,475)	221,760
	649,400	(115,144)	(3,094)	(278,093)	368,213

Year Ended August 31, 2020	Cost	Amortization	Disposals	Accumulated Amortization	Net Balance
	$	$	$	$	$
Leasehold improvements	259,981	(53,268)	-	(86,610)	173,371
Computers	63,964	(19,681)	-	(31,869)	32,095
Furniture fixtures equipment	34,220	(7,036)	-	(13,097)	21,123
Lab equipment	291,235	(27,921)	-	(34,467)	256,768
	649,400	(107,906)	-	(166,043)	483,357

During the year ended August 31, 2021, $10,926 (2020 - $1,928) of amortization was included in the cost of inventory.